CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 799	$ 223
Restricted cash	181	121
Trade receivables and other current assets	554	454
Financial instrument assets	72	55
Due from related parties	60	54
Total Current Assets	1,666	907
Financial instrument assets	113	145
Equity-accounted investments	721	206
Property, plant and equipment, at fair value	27,096	25,257
Goodwill	901	896
Deferred income tax assets	177	150
Other long-term assets	230	176
Total Assets	30,904	27,737
Current liabilities
Accounts payable and accrued liabilities	542	467
Financial instrument liabilities	184	156
Due to related parties	112	76
Current portion of long-term debt	1,676	1,034
Total Current Liabilities	2,514	1,733
Financial instrument liabilities	86	72
Long-term debt and credit facilities	10,090	9,148
Deferred income tax liabilities	3,588	3,802
Other long-term liabilities	344	310
Total Liabilities	16,622	15,065
Equity
Equity Attributable To Preferred LP Equity	616	576
Limited partners' equity	3,956	3,448
Total Equity	14,282	12,672
Total Equity And Liabilities	30,904	27,737
Non-controlling interests
Current assets
Property, plant and equipment, at fair value	27,096	25,257
Total Assets	30,904	27,737
Current liabilities
Total Liabilities	16,622	15,065
Participating Non-controlling Interests Operating Subsidiaries
Equity
Non-controlling interests	6,298	5,589
Total Equity	6,298	5,589
General partnership interest in a holding subsidiary held by Brookfield
Equity
Non-controlling interests	58	55
Total Equity	58	55
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Equity
Non-controlling interests	2,843	2,680
Total Equity	2,843	2,680
Preferred equity
Equity
Non-controlling interests	616	576
Total Equity	$ 616	$ 576